Zurich Scudder Investments, Inc.
                                              Two International Place
                                              Boston, MA  02110
                                              January 3, 2002



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549


RE: Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A of Scudder S&P 500 Stock Fund and Scudder Research Fund (the "Funds"), each a series of Scudder Investors Trust (the "Trust") (Reg. Nos. 333-65661, 811-09057)


Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectuses and Statements of Additional Information that would have been filed on behalf of the Funds, pursuant to Rule 497(c), upon the effectiveness of Post-Effective Amendment No. 12 to the Trust's Registration Statement on Form N-1A (the "Amendment"), does not differ from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on December 28, 2001.

         Comments or questions concerning this certificate may be directed to Lauren Giudice at (617) 295-2560.

                                     Very truly yours,
                                     Scudder S&P500 Stock Fund
                                     Scudder Research Fund



                              By:    /s/John Millette
                                     -------------------------------------------
                                     John Millette
                                     Secretary


cc:  Stephanie Grauerholz-Lofton, Esq., Vedder, Price, Kaufman & Kammholz